Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
14.	SUBSEQUENT EVENTS
The Company has evaluated subsequent events occurring through August 12, 2021, the date that these financial statements were originally issued, and with respect to the below subsequent event, through September 13, 2021:
On September 7, 2021, the Company entered into a credit agreement with Bank of America, N.A., providing for a revolving credit facility in an initial amount of up to $100.0 million, or the New Credit Facility, and terminated the Existing Credit Facility. The New Credit Facility
will
mature in
September 2026
.
There were no outstanding borrowings under the
Existing
Credit Facility but letters of credit with an aggregate face amount of approximately $
3.2
million were outstanding under this facility as of September 7, 2021. The letters of credit remain outstanding, but our reimbursement obligations are secured by cash collateral pledged by us to JPMorgan Chase Bank, N.A. in the amount of approximately $
3.3
million. As of
September 13, 2021
, the Company has no outstanding borrowings under the New Credit Facility.

15. SUBSEQUENT EVENTS
Management has evaluated subsequent events occurring through March 17, 2021, the date that these financial statements were issued, and with respect to the stock split discussed in Note 2, through May 20, 2021, and determined that no additional subsequent events occurred that would require recognition or disclosure in these financial statements.